Retirement Plans (Reconciliation Of The Plans' Funded Status) (Details) (USD $) In Millions, unless otherwise specified	May 25, 2014	May 26, 2013
Defined Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Unfunded status at end of period	$ (40.0)	$ (42.7)
Postretirement Benefit Plan
Defined Benefit Plan Disclosure [Line Items]
Unfunded status at end of period	$ (38.5)	$ (29.9)